Long-Term Borrowing	6 Months Ended
Jun. 30, 2024
Long-Term Borrowing [Abstract]
LONG-TERM BORROWING

12. LONG-TERM BORROWING

On December 23, 2022, JYD SM entered into a loan agreement with Postal Savings Bank of China in the total amount of RMB 5,000,000(US$ 701,577) with an interest rate of 4.15%. The loan was guaranteed by Shenzhen SME Financing Guarantee Co., LTD. and shareholders of the Group (Xiaogang Geng and Xiaohua Jia). According to the loan agreement, RMB 50,000(US$ 7,016) will be paid monthly starting from January 2023 until December 2024, and remaining balance of RMB 3,800,000 (US$ 533,199) will be paid at the end of the loan term. As of December 31, 2023, RMB 600,000 (US$ 84,189) was repaid, and RMB 4,400,000 (US$ 617,388) was outstanding and reclassed to current liability as current maturities of long-term borrowing. As of June 30, 2024, RMB 4,100,000 (US$ 575,293) was outstanding.

Interest expenses were RMB 96,239 and RMB 90,188 (US 12,655) for long-term borrowings for the six months ended June 30, 2023 and 2024, respectively.